RESTATEMENT OF PREVIOUSLY FILED BALANCE SHEET - Additional Information (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net intangible assets required to redemption of common stock	$ 5,000,001	$ 5,000,001
Private Placement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of warrants to purchase shares issued	5,013,333	5,013,333	5,013,333
Public Warrants | Initial Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of warrants to purchase shares issued	9,200,000
Private Placement Warrants | Private Placement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of warrants to purchase shares issued	5,013,333	5,013,333	5,013,333